Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 8,258	$ 7,774	$ 7,683
ABO	7,614	7,094
Fair value of plan assets	$ 7,277	$ 6,874	$ 6,731